Cover	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-53851
Entity Registrant Name	Mobivity Holdings Corp.
Entity Central Index Key	0001447380
Entity Tax Identification Number	26-3439095
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3133 West Frye Road
Entity Address, Address Line Two	# 215
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	(877)
Local Phone Number	282-7660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false